Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2022
Inventories, Net
Summary of Inventories, net

	As of December 31,
	2021	2022
	RMB	RMB
Finished products	69,332	81,190
Raw materials and semi-finished products	41,937	57,066
Inventories	111,269	138,256
Inventory provision	(19,457)	(17,776)
Inventories, net	91,812	120,480